Condensed Consolidated Statement of Changes in Member's Capital (Predecessor, USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2013
Increase (Decrease) in Stockholders' Equity
Member's Capital	$ 442,818
Net income	67,180
Share-based compensation	1,511
Capital distributions	(475,877)
Amounts reclassified from accumulated other comprehensive income	1,862
Unrealized gains on notes receivable arising during the period	502
Member's Capital	37,996
Member's Capital
Increase (Decrease) in Stockholders' Equity
Member's Capital	443,095
Net income	67,180
Share-based compensation	1,511
Capital distributions	(475,877)
Member's Capital	35,909
Accumulated Other Comprehensive Gain (Loss)
Increase (Decrease) in Stockholders' Equity
Member's Capital	(277)
Amounts reclassified from accumulated other comprehensive income	1,862
Unrealized gains on notes receivable arising during the period	502
Member's Capital	$ 2,087